PARENT COMPANY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
PARENT COMPANY CONDENSED FINANCIAL INFORMATION [Abstract]
PARENT COMPANY CONDENSED FINANCIAL INFORMATION
16.	PARENT COMPANY CONDENSED FINANCIAL INFORMATION

Set forth below are the unconsolidated condensed financial statements of Alexander & Baldwin, Inc. (“Parent Company”). The significant accounting policies used in preparing these financial statements are substantially the same as those used in the preparation of the consolidated financial statements as described in Note 1, except that, for purposes of the tables presented in this footnote, subsidiaries are carried under the equity method.

The following table presents the Parent Company's condensed balance sheets as of December 31, 2010 and 2009 (in millions):

	2010	2009
ASSETS
Current Assets:
Cash and cash equivalents	$-	$1
Accounts and other receivables, net	5	12
Inventories	16	15
Real estate held for sale	3	7
Prepaid expenses and other	6	6
Total current assets	30	41
Investments:
Subsidiaries consolidated, at equity	1,299	1,210
Property, at Cost	501	455
Less accumulated depreciation and amortization	225	226
Property -- net	276	229
Other Assets	17	32
Total	$1,622	$1,512

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current portion of long-term debt	$108	$40
Accounts payable	8	10
Income taxes payable	2	24
Non-qualified benefit plans	1	17
Other	17	15
Total current liabilities	136	106
Long-term Debt	230	239
Employee Benefit Plans	27	22
Non-qualified Benefit Plans	10	8
Other Long-term Liabilities	11	4
Deferred Income Taxes	50	42
Due to Subsidiaries	22	6
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$1,622	$1,512

The following table presents the Parent Company's condensed statements of income for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Revenue:
Agribusiness	$117	$73	$91
Real estate leasing	16	13	10
Real estate sales	2	8	6
Interest and other	6	2	3
Total revenue	141	96	110

Costs and Expenses:
Cost of agribusiness goods and services	114	109	110
Cost of real estate sales and leasing	11	9	8
Selling, general and administrative	24	21	21
Interest and other	16	16	14
Income tax benefit	(13)	(22)	(18)
Total costs and expenses	153	133	135

Loss from Continuing Operations	(12)	(37)	(25)

Discontinued Operations, net of income taxes	24	11	21

Income (Loss) Before Equity in Income of Subsidiaries Consolidated	12	(26)	(4)

Equity in Income from Continuing Operations of Subsidiaries Consolidated	81	44	109

Equity in Income (Loss) from Discontinued Operations of Subsidiaries Consolidated	(1)	26	27

Net Income	92	44	132

Other Comprehensive Income (Loss), net of income taxes	(1)	15	(91)

Comprehensive Income	$91	$59	$41

The following table presents the Parent Company's condensed statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Cash Flows from Operations (including dividends received from subsidiaries)	$37	$90	$144

Cash Flows from Investing Activities:
Capital expenditures	(14)	(6)	(16)
Purchase of investments	(67)	(96)	(12)
Proceeds from disposal of property and sale of investments	36	28	9
Net cash used in investing activities	(45)	(74)	(19)

Cash Flows from Financing Activities:
Change in intercompany payables/receivables	--	(13)	(4)
Proceeds from (repayments of) long-term debt, net	52	51	(16)
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	--	--	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	7	(15)	(128)

Cash and Cash Equivalents:
Net increase (decrease) for the year	(1)	1	(3)
Balance, beginning of year	1	--	3
Balance, end of year	$--	$1	$--

Other Cash Flow Information:
Interest paid	$(15)	$(13)	$(13)
Income taxes paid, net of refunds	$(46)	$(38)	$(63)

Other Non-cash Information:
Depreciation expense	$16	$17	$15
Tax-deferred property sales	$65	$29	$60
Tax-deferred property purchases	$(78)	$(40)	$(5)

General Information:  The Parent Company is headquartered in Honolulu, Hawaii and is engaged in the operations that are generally described in Note 14, “Industry Segments.” Additional information related to the Parent Company is described in the foregoing notes to the consolidated financial statements.

Long-term Debt:  At December 31, 2010 and 2009, long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans ( 0.57% for 2010 and 0.76% for 2009)	$93	$24
Term Loans:
6.90%, payable through 2020	100	100
5.53%, payable through 2016	50	50
5.55%, payable through 2017	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	2	2
5.50%, payable through 2014	6	--
7.42%, payable through 2010	--	3
Total	338	279
Less current portion	(108)	(40)
Long-term debt	$230	$239

Long-term Debt Maturities: At December 31, 2010, maturities of all long-term debt during the next five years are $108 million in 2011, $28 million in 2012, $26 million in 2013, $39 million in 2014, $33 million in 2015, and $104 million thereafter.

Revolving Credit Facilities:  The Parent Company has a revolving senior credit facility with six commercial banks that expires in December 2011. The revolving credit facility provides for a commitment of $225 million. Amounts drawn under the facility bear interest at London Interbank Offered Rate (“LIBOR”) plus a spread ranging from 0.225 percent to 0.475 percent based on the Company's S&P rating. The agreement contains certain restrictive covenants, the most significant of which require the maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of total debt to earnings before interest, depreciation, amortization, and taxes. At December 31, 2010, $92 million was outstanding and classified as current, $11 million in letters of credit had been issued against the facility, and $122 million remained available for borrowing.

The Company has a replenishing $400 million three-year unsecured note purchase and private shelf agreement with Prudential Investment Management, Inc. and its affiliates (collectively, “Prudential”) under which the Company may issue notes in an aggregate amount up to $400 million, less the sum of all principal amounts then outstanding on any notes issued by the Company or any of its subsidiaries to Prudential and the amount of any notes that are committed under the note purchase agreement. The Prudential agreement contains certain restrictive covenants that are substantially the same as the covenants contained in the Company's revolving senior credit facility. The ability to draw additional amounts under the Prudential facility expires on April 19, 2012 and borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing. At December 31, 2010, $97 million was available under the facility.

Real EstateSecured Term Debt:  In October 2010, the Parent Company assumed approximately $6 million of secured debt in connection with its purchase of Little Cottonwood Center, a retail center in Sandy, Utah. At December 31, 2010, the note had an outstanding amount of $6 million, carries interest at 5.5 percent and matures in November 2014.

In June 2005, the Parent Company, together with its real-estate subsidiaries, purchased an office building in Phoenix, Arizona, and assumed $11 million of mortgage-secured debt. A&B owns approximately 25 percent of the Phoenix office building. At December 31, 2010, the Parent Company's share of the remaining balance of the debt was approximately $2 million, consistent with its share of ownership of the property. The property is jointly and severally owned by three subsidiaries of the Company.

Dividends from Subsidiaries: The Company received cash dividends from Matson totaling approximately $45 million for 2010, and $60 million for each of the last two years ended December 31, 2009, and 2008.